Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.4%
ANDRITZ AG	242	$11,526
Erste Group Bank AG	1,113	44,530
OMV AG	944	50,517
		106,573

Belgium — 4.7%
Ageas	1,426	75,112
Anheuser-Busch InBev SA/NV	727	64,577
Colruyt SA	3,088	222,386
Groupe Bruxelles Lambert SA	3,330	318,035
Proximus SADP	7,855	219,637
UCB SA	2,883	228,495

		1,128,242

Denmark — 6.0%
Carlsberg A/S, Class B	986	127,260
Chr Hansen Holding A/S	903	92,040
Coloplast A/S, Class B	2,124	228,991
DSV A/S	2,433	224,613
H Lundbeck A/S	989	41,569
ISS A/S	2,334	72,526
Novo Nordisk A/S, Class B	3,789	185,137
Orsted A/S(a)	3,216	246,016
Pandora A/S	519	21,752
Tryg A/S	6,636	202,617

		1,442,521

Finland — 3.6%
Elisa OYJ	5,798	245,813
Fortum OYJ	4,206	88,805
Kone OYJ, Class B	1,062	58,152
Neste OYJ	2,694	88,884
Nokia OYJ	2,716	14,242
Nordea Bank Abp	1,957	15,388
Sampo OYJ, Class A	7,570	345,796

		857,080

France — 13.5%
Aeroports de Paris	1,017	206,979
Air Liquide SA	1,105	146,809
Covivio	1,584	171,306
Danone SA	2,140	172,869
Dassault Aviation SA	37	55,938
Dassault Systemes SE	552	87,257
EssilorLuxottica SA	2,464	299,613
Eutelsat Communications SA	769	13,867
Gecina SA	679	101,283
Getlink SE	8,228	132,323
Hermes International	518	364,104
L’Oreal SA	922	253,258
LVMH Moet Hennessy Louis Vuitton SE	54	21,124
Orange SA	11,756	183,988
Pernod Ricard SA	1,218	212,055
Sanofi	3,732	324,098
SCOR SE	537	21,882
Societe BIC SA	363	31,264
Sodexo SA(b)	739	84,683
Suez	808	11,342
Thales SA	1,804	215,215
TOTAL SA	2,342	130,040

		3,241,297

Security	Shares	Value

Germany — 11.7%
adidas AG	291	$74,715
Allianz SE, Registered	497	119,641
Axel Springer SE	1,168	66,103
Beiersdorf AG	1,392	152,008
Deutsche Boerse AG	287	38,243
Deutsche Telekom AG, Registered	19,394	324,154
Deutsche Wohnen SE	588	26,405
Fraport AG Frankfurt Airport Services Worldwide	1,127	93,262
Fresenius Medical Care AG & Co. KGaA	1,895	159,195
Fresenius SE & Co. KGaA	201	11,394
Hannover Rueck SE	1,190	179,240
Henkel AG & Co. KGaA	1,334	127,002
Innogy SE, New(a)	5,738	266,162
Merck KGaA	1,982	210,750
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,532	382,872
QIAGEN NV(c)	953	36,772
RTL Group SA	2,002	112,407
SAP SE	2,244	288,152
Symrise AG	371	35,632
Telefonica Deutschland Holding AG	8,456	27,444
TUI AG	744	8,281
Uniper SE	2,836	85,846

		2,825,680

Ireland — 2.3%
AIB Group PLC	8,190	37,981
Kerry Group PLC, Class A	3,172	354,775
Kingspan Group PLC	721	37,880
Paddy Power Betfair PLC	123	10,294
Ryanair Holdings PLC, ADR(b)(c)	1,365	105,979

		546,909

Italy — 0.9%
Snam SpA	17,375	88,345
Terna Rete Elettrica Nazionale SpA	21,240	127,064

		215,409

Netherlands — 4.4%
Akzo Nobel NV	762	64,646
Heineken Holding NV	1,622	164,600
Heineken NV	2,439	263,061
Koninklijke Ahold Delhaize NV	7,449	179,150
Koninklijke DSM NV	134	15,295
Koninklijke KPN NV	6,778	20,783
NN Group NV	1,331	57,906
NXP Semiconductors NV	378	39,925
Unilever NV, CVA	3,279	198,291
Wolters Kluwer NV	898	62,577

		1,066,234

Norway — 3.4%
DNB ASA	753	14,424
Equinor ASA	9,014	200,606
Gjensidige Forsikring ASA	8,795	170,408
Mowi ASA	5,576	120,515
Orkla ASA	12,112	94,739
Telenor ASA	8,920	178,658
Yara International ASA	993	44,681

		824,031

Spain — 3.0%
Aena SME SA(a)	179	33,170
Endesa SA	7,168	178,417

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Iberdrola SA	24,820	$225,252
Industria de Diseno Textil SA	4,707	142,271
Red Electrica Corp. SA	6,652	137,804

		716,914

Sweden — 3.5%
Assa Abloy AB, Class B	3,445	73,417
Essity AB, Class B	533	15,799
Hennes & Mauritz AB, Class B	4,746	82,661
Hexagon AB, Class B	262	14,276
ICA Gruppen AB	2,560	92,498
Investor AB, Class B	1,760	83,809
L E Lundbergforetagen AB, Class B	1,615	55,143
Svenska Handelsbanken AB, Class A	5,055	55,113
Swedbank AB, Class A	1,567	25,392
Swedish Match AB	1,038	50,509
Tele2 AB, Class B	2,128	28,360
Telefonaktiebolaget LM Ericsson, Class B	1,937	19,152
Telia Co. AB	59,472	252,982

		849,111

Switzerland — 18.9%
Alcon Inc.(c)	760	43,765
Baloise Holding AG, Registered	1,113	190,706
Barry Callebaut AG, Registered	61	111,704
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	28	186,163
Chocoladefabriken Lindt & Spruengli AG, Registered	1	75,859
Cie. Financiere Richemont SA, Registered	171	12,502
Geberit AG, Registered	108	45,288
Givaudan SA, Registered	115	297,826
Kuehne + Nagel International AG, Registered	2,097	304,672
Nestle SA, Registered	3,995	384,406
Novartis AG, Registered	3,803	310,547
Pargesa Holding SA, Bearer	325	25,579
Partners Group Holding AG	258	194,348
Roche Holding AG, NVS	1,349	355,585
Schindler Holding AG, Registered	492	104,484
SGS SA, Registered	96	253,331
Sonova Holding AG, Registered	549	110,716
Swiss Life Holding AG, Registered	587	275,988
Swiss Prime Site AG, Registered	3,366	270,205
Swiss Re AG	3,307	318,238
Swisscom AG, Registered	732	341,001
Zurich Insurance Group AG	1,104	352,002

		4,564,915

United Kingdom — 22.8%
Admiral Group PLC	4,628	132,974
Associated British Foods PLC	362	12,076
AstraZeneca PLC	4,204	313,816
BAE Systems PLC	25,803	166,172
BP PLC	19,313	140,742
British American Tobacco PLC	1,911	74,489
British Land Co. PLC (The)	3,726	28,852
BT Group PLC	31,443	93,889
Bunzl PLC	848	25,526
Burberry Group PLC	696	18,301
Carnival PLC	813	42,766
Centrica PLC	27,921	38,674
Coca-Cola European Partners PLC(c)	3,219	172,506
Compass Group PLC	15,475	351,633

Security	Shares	Value

United Kingdom (continued)
Croda International PLC	389	$26,242
Diageo PLC	9,328	393,208
Direct Line Insurance Group PLC	37,051	159,105
easyJet PLC	806	12,225
Experian PLC	3,801	110,253
GlaxoSmithKline PLC	16,564	339,755
HSBC Holdings PLC	29,984	260,760
Imperial Brands PLC	1,737	55,162
Kingfisher PLC	8,108	27,915
Land Securities Group PLC	10,050	120,928
Marks & Spencer Group PLC	21,446	79,932
National Grid PLC	30,848	336,238
Next PLC	228	17,138
Pearson PLC	1,760	19,048
Reckitt Benckiser Group PLC	1,016	82,080
RELX PLC	14,816	339,749
Rolls-Royce Holdings PLC	1,100	13,115
Royal Dutch Shell PLC, Class A	9,382	299,656
Royal Mail PLC	13,081	43,110
RSA Insurance Group PLC	8,601	60,773
Segro PLC	9,833	86,963
Severn Trent PLC	3,848	102,135
Smith & Nephew PLC	12,103	233,594
SSE PLC	11,430	170,539
Unilever PLC	3,842	233,277
United Utilities Group PLC	11,961	129,234
Vodafone Group PLC	58,338	107,994
Whitbread PLC	193	11,222

		5,483,766

Total Common Stocks — 99.1% (Cost: $24,081,861)		23,868,682

Preferred Stocks

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(c)(d)	86,194	112

Total Preferred Stocks — 0.0% (Cost: $111)		112

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	125,250	125,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	6,459	6,459

		131,759

Total Short-Term Investments — 0.6% (Cost: $131,746)		131,759

Total Investments in Securities — 99.7% (Cost: $24,213,718)		24,000,553

Other Assets, Less Liabilities — 0.3%		82,758

Net Assets — 100.0%		$24,083,311

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol Europe ETF

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	125,250	125,250	$125,300	$111	(a)	$1	$13
BlackRock Cash Funds: Treasury, SL Agency Shares	6,216	243	6,459	6,459	186		—	—

				$131,759	$297		$1	$13

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$23,868,682	$—	$—	$23,868,682
Preferred Stocks	—	—	112	112
Money Market Funds	131,759	—	—	131,759

	$24,000,441	$—	$112	$24,000,553

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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